Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

13. COMMITMENTS AND CONTINGENCIES

Legal proceedings

On March 26, 2013, our South African operations received Notice of Motion filed in the Kwazulu-Natal High Court, Durban, Republic of South Africa, filed against Rolalor (PTY) LTD (“Rolalor”) and Labyrinth Trading 18 (PTY) LTD (“Labyrinth”) by Jennifer Catherine Mary Shaw (“Shaw”). Rolalor and Labyrinth were the original entities formed to operate the Johannesburg and Durban locations, respectively. On September 9, 2011, the assets and the then-disclosed liabilities of these entities were transferred to Tundraspex (PTY) LTD (“Tundraspex”) and Dimaflo (PTY) LTD (“Dimaflo”), respectively. The current entities, Tundraspex and Dimaflo are not parties in the lawsuit. Shaw is requesting that the Respondents, Rolalor and Labyrinth, be wound up in satisfaction of an alleged debt owed in the total amount of R4,082,636 (approximately $480,000). The two Notices were defended and argued in the High Court of South Africa (Durban) on January 31, 2014. Madam Justice Steryi dismissed the action with costs on May 5, 2014. Ms. Shaw appealed this decision and in December 2016, the Court dismissed the Labyrinth case with costs payable to the Company and allowed the Rolalor case to proceed to liquidation. The Company did not object to the proposed liquidation of Rolalor as the entity has no assets and the Company does not expect there to be any material impact on the Company. No amounts have been accrued as of September 30, 2019 and December 31, 2018 in the accompanying condensed consolidated balance sheets.

From time to time, the Company may be involved in legal proceedings and claims that have arisen in the ordinary course of business are generally covered by insurance. As of September 30, 2019, the Company does not expect the amount of ultimate liability with respect to these matters to be material to the Company’s financial condition, results of operations or cash flows.

Restaurant construction

We have contractual commitments related to store construction of approximately $331,000, of which approximately $125,000 is funded by private investors and approximately $206,000 will be funded internally by the Company. Approximately $126,000 is expected to be returned to the Company via tenant improvement refunds once all conditions are satisfied.

Leases

The Company determines if a contract contains a lease at inception. The Company’s material operating leases consist of restaurant locations as well as office space. Our leases generally have remaining terms of 1-20 years, most of which include options to extend the leases for additional 5-year periods. Generally, the lease term is the minimum of the noncancelable period of the lease or the lease term inclusive of reasonably certain renewal periods up to a term of 20 years.

Operating lease assets and liabilities are recognized at the lease commencement date. Operating lease liabilities represent the present value of lease payments not yet paid. Operating lease assets represent our right to use an underlying asset and are based upon the operating lease liabilities adjusted for prepayments or accrued lease payments, initial direct costs, lease incentives, and impairment of operating lease assets. To determine the present value of lease payments not yet paid, the Company estimates incremental secured borrowing rates corresponding to the maturities of the leases. The Company estimates this rate based on rates of current debt outstanding, prevailing financial market conditions, comparable company and credit analysis, and management judgment.

The Company’s leases typically contain rent escalations over the lease term. The Company recognizes expense for these leases on a straight-line basis over the lease term. Additionally, tenant incentives used to fund leasehold improvements are recognized when earned and reduce our right-of-use asset related to the lease. These are amortized through the right-of-use asset as reductions of expense over the lease term.

Some of the Company’s leases include rent escalations based on inflation indexes and fair market value adjustments. Certain leases contain contingent rental provisions that include a fixed base rent plus an additional percentage of the restaurant’s sales in excess of stipulated amounts. Operating lease liabilities are calculated using the prevailing index or rate at lease commencement. Subsequent escalations in the index or rate and contingent rental payments are recognized as variable lease expenses. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. As part of the lease agreements, the Company is also responsible for payments regarding non-lease components (common area maintenance, operating expenses, etc.) and percentage rent payments based on monthly or annual restaurant sales amounts which are considered variable costs and are not included as part of the lease liabilities.

Related to the adoption of Leases Topic 842, our policy elections were as follows:

Separation of lease and non-lease components

The Company elected this expedient to account for lease and non-lease components as a single component for our entire population of operating lease assets.

Short-term policy

The Company has elected the short-term lease recognition exemption for all applicable classes of underlying assets. Leases with an initial term of 12 months or less, that do not include an option to purchase the underlying asset that we are reasonably certain to exercise, are not recorded on the balance sheet.

Supplemental balance sheet information related to leases was as follows:

Operating Leases	Classification	September 30, 2019
Right-of-use assets*	Operating lease assets	$14,524,463

Current lease liabilities*	Current operating lease liabilities	3,240,833
Non-current lease liabilities*	Long-term operating lease liabilities	15,909,551
		$19,150,384

*Excludes South Africa as those amounts are recorded as assets and liabilities held for sale at September 30, 2019.

Lease term and discount rate were as follows:

September 30, 2019
Weighted average remaining lease term (years)	9.32
Weighted average discount rate	10%

The components of lease cost were as follows:

	Classification	Nine Months ended September 30, 2019
Operating lease cost	Restaurant operating expenses and Restaurant pre-opening and closing expenses	$2,912,220
Variable lease cost	Restaurant operating expenses	616,298
		$3,528,518

Supplemental disclosures of cash flow information related to leases were as follows:

Nine Months ended September 30, 2019
Cash paid for operating leases	$2,970,632
Operating lease assets obtained in exchange for operating lease liabilities (1)	19,822,753

(1)	Amounts for the nine months ended September 30, 2019 include the transition adjustment for the adoption of Leases Topic 842 discussed in Note 2 to the condensed consolidated financial statements.

Maturities of lease liabilities were as follows as of September 30, 2019:

Operating Leases
November 1, 2019 - October 31, 2020	$3,454,966
November 1, 2020 - October 31, 2021	3,441,120
November 1, 2021 - October 31, 2022	3,380,104
November 1, 2022 - October 31, 2023	2,987,258
November 1, 2023 - October 31, 2024	2,372,377
Thereafter	13,592,954
Total lease payments	29,228,779
Less: imputed interest	10,078,395
Present value of lease liabilities	$19,150,384

14. COMMITMENTS AND CONTINGENCIES

The Company, through its subsidiaries, leases the land and buildings for its restaurant locations. The South Africa leases are for five-year terms and include options to extend the terms. The terms for our U.S. restaurant leases vary from two to ten years and have options to extend. We lease some of our restaurant facilities under “triple net” leases that require us to pay minimum rent, real estate taxes, maintenance costs and insurance premiums and, in some instances, percentage rent based on sales in excess of specified amounts. We also lease our corporate office space in Charlotte, North Carolina.

Rent obligations for the next five fiscal years and thereafter are presented below:

December 31, 2019	$4,041,976
December 31, 2020	3,659,620
December 31, 2021	3,230,270
December 31, 2022	2,483,514
December 31, 2023	1,940,765
Thereafter	6,106,601
$21,462,746

Rent expense for the years ended December 31, 2018 and December 31, 2017 was $4.6 million and $3.7 million, respectively. Rent expense for the years ended December 31, 2018 and 2017 for the Company’s restaurants was $4.5 million and $3.7 million, respectively, and is included in the “Restaurant operating expenses” and “Restaurant pre-opening and closing expenses” (for rent incurred at restaurant locations not yet open) of the Consolidated Statements of Operations. Rent expense related to non-restaurant facilities of $50 thousand for both years ended December 31, 2018 and 2017 was included in the “General and administrative expense” of the Consolidated Statements of Operations.

On March 26, 2013, our South African operations received Notice of Motion filed in the Kwazulu-Natal High Court, Durban, Republic of South Africa, filed against Rolalor (PTY) LTD (“Rolalor”) and Labyrinth Trading 18 (PTY) LTD (“Labyrinth”) by Jennifer Catherine Mary Shaw (“Shaw”). Rolalor and Labyrinth were the original entities formed to operate the Johannesburg and Durban locations, respectively. On September 9, 2011, the assets and the then-disclosed liabilities of these entities were transferred to Tundraspex (PTY) LTD (“Tundraspex”) and Dimaflo (PTY) LTD (“Dimaflo”), respectively. The current entities, Tundraspex and Dimaflo are not parties in the lawsuit. Shaw is requesting that the Respondents, Rolalor and Labyrinth, be wound up in satisfaction of an alleged debt owed in the total amount of R4,082,636 (approximately $480,000). The two Notices were defended and argued in the High Court of South Africa (Durban) on January 31, 2014. Madam Justice Steryi dismissed the action with costs on May 5, 2014. Ms. Shaw appealed this decision and in December 2016, the Court dismissed the Labyrinth case with costs payable to the Company and allowed the Rolalor case to proceed to liquidation. The Company did not object to the proposed liquidation of Rolalor as the entity has no assets and the Company does not expect there to be any material impact on the Company. No amounts have been accrued as of December 31, 2018 or 2017 in the accompanying consolidated balance sheets.

From time to time, the Company may be involved in legal proceedings and claims that have arisen in the ordinary course of business are generally covered by insurance. As of December 31, 2018, the Company does not expect the amount of ultimate liability with respect to these matters to be material to the company’s financial condition, results of operations or cash flows.